SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - Varian Biopharmaceuticals [Member] - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease amount	$ 0	$ 0	$ 0
Uncertain tax positions	$ 0	$ 0	$ 0